Note 10 - Deposits - Summary of Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-interest bearing checking accounts, amount	$ 64,731	$ 54,202
Money market accounts, amount	$ 200,688	$ 99,638
Money market accounts, weighted average interest rate	0.56%	0.80%
Certificate of deposit accounts	$ 179,910	$ 199,427
Certificate of deposit accounts, weighted average interest rate	0.94%	1.49%
Total	$ 447,166	$ 354,845
Total, weighted average interest rate	0.61%	1.03%
Passbook Accounts [Member]
Interest-bearing deposits, amount	$ 10	$ 8
Interest-bearing deposits, weighted average interest rate	0.15%	0.16%
Savings Accounts [Member]
Interest-bearing deposits, amount	$ 1,828	$ 1,570
Interest-bearing deposits, weighted average interest rate	0.20%	0.20%